Share-based payments - Schedule of Share Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2023 £ / shares	Dec. 31, 2022 £ / shares
SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.48	£ 0.49
Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Weighted average exercised price, vested (in GBP per option)	£ 0.46	£ 0.46
SAYE | SAYE
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	1,256,918,075	1,180,563,291
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0.3130	£ 0.3063
Number of options, granted (in options)	287,984,574	217,611,519
Weighted average exercise price, granted (in GBP per option)	£ 0.3855	£ 0.3938
Number of share options, exercised (in options)	(164,709,399)	(23,359,526)
Weighted average exercise price, exercised (GBP per option)	£ 0.3855	£ 0.3775
Number of options, forfeited (in options)	(12,862,726)	(20,961,259)
Weighted average exercise price, forfeited (in GBP per option)	£ 0.3178	£ 0.2920
Number of options, cancelled (in options)	(45,807,000)	(47,687,607)
Weighted average exercise price, cancelled (in GBP per option)	£ 0.3765	£ 0.3388
Number of options, expired (in options)	(10,318,376)	(49,248,343)
Weighted average exercise price, expired (in GBP per option)	£ 0.3825	£ 0.4629
Number of options outstanding, end of period (in options)	1,311,205,148	1,256,918,075
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0.3170	£ 0.3130
Number of options exercisable, end of period (in options)	410,368	263,302
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0.3987	£ 0.4792
Executive Share Plans | Executive Share Plans
SHARE-BASED PAYMENTS (Details) - Schedule of Share Options Outstanding [Line Items]
Number of options outstanding, start of period (in options)	20,466,471	14,032,762
Weighted average exercise price of options outstanding, start of period (GBP per option)	£ 0	£ 0
Number of options, granted (in options)	15,198,717	10,278,224
Weighted average exercise price, granted (in GBP per option)	£ 0	£ 0
Number of share options, exercised (in options)	(8,739,497)	(3,333,322)
Weighted average exercise price, exercised (GBP per option)	£ 0	£ 0
Number of share options, vested (in options)	(765,247)	0
Weighted average exercised price, vested (in GBP per option)	£ 0	£ 0
Number of options, forfeited (in options)	(8,216)	(33,409)
Weighted average exercise price, forfeited (in GBP per option)	£ 0	£ 0
Weighted average exercise price, cancelled (in GBP per option)	£ 0	£ 0
Number of options, expired (in options)	(20,973)	(477,784)
Number of options outstanding, end of period (in options)	26,131,255	20,466,471
Weighted average exercise price of options outstanding, end of period (GBP per option)	£ 0	£ 0
Number of options exercisable, end of period (in options)	1,148,770	1,638,202
Weighted average exercise price of share options exercisable in share-based payment arrangement (in GBP per option)	£ 0	£ 0